LEASES - Future lease payments under operating leases and finance leases (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Future lease payments under operating leases
2025	¥ 930,138
2026	835,798
2027	689,972
2028	663,968
2029	638,664
2030 and thereafter	2,923,121
Total future lease payments	6,681,661
Less: Imputed interest	(2,002,550)
Present value of future lease payments	4,679,111
Future lease payments under finance leases
2025	246,033
2026	297,734
2027	287,945
2028	282,688
2029	216,691
2030 and thereafter	1,661,412
Total future lease payments	2,992,503
Less: Imputed interest	(1,251,895)
Present value of future lease payments	¥ 1,740,608